POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following table summarizes the defined benefit obligation and the fair value of plan assets by geography as at December 31, 2019:

(US$ MILLIONS)	United States of America	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$2,290	$30	$607	$2,927
Fair value of plan assets	(1,763)	(4)	(427)	(2,194)
Net liability	$527	$26	$180	$733

Post-retirement plan - net liability
Defined benefit obligation at end of year	$62	$28	$16	$106
Fair value of plans assets	(4)	—	—	(4)
Net liability	$58	$28	$16	$102
The following table summarizes the defined benefit obligation and the fair value of plan assets by geography as at December 31, 2018:

(US$ MILLIONS)	United States of America	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$1,573	$4	$460	$2,037
Fair value of plan assets	(1,211)	(3)	(328)	(1,542)
Net liability	$362	$1	$132	$495

Post-retirement plan - net liability
Defined benefit obligation at end of year	$49	$12	$7	$68
Amounts recognized in respect of these defined benefit and post-retirement plans during the year are as follows:

	Defined benefit pension plan		Post-retirement plan
(US$ MILLIONS)	2019	2018	2019	2018
Amounts recognized in profit and loss
Current service cost	$30	$11	$1	$—
Net interest expense	20	6	3	2
Administrative expense	9	7	—	—
Total expense recognized in profit and loss	$59	$24	$4	$2

Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	$(241)	$113	$—	$—
Actuarial gains and losses arising from changes in demographic assumptions	(14)	(4)	1	—
Actuarial gains and losses arising from changes in financial assumptions	337	(39)	15	(2)
Actuarial gains and losses arising from experience adjustments	25	2	(1)	—
Total expense (gain) recognized in other comprehensive income	$107	$72	$15	$(2)
Total expense (gain) recognized in comprehensive income	$166	$96	$19	$—
The following table shows the changes in the present value of the defined benefit obligation and the fair value of plan assets as at December 31, 2019:

	Defined benefit pension plan		Post-retirement plan
(US$ MILLIONS)	2019	2018	2019	2018
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$2,037	$164	$68	$28
Defined benefit obligation through business combinations	514	1,923	25	45
Service cost	30	10	1	1
Interest cost	88	35	3	2
Participant contributions	3	1	3	1
Insurance premiums for risk benefits	—	(2)	—	—
Foreign currency exchange differences	20	(12)	—	(2)
Actuarial gain due to financial assumption changes	337	(39)	15	(2)
Actuarial gain due to demographic assumption changes	(14)	(3)	1	—
Actuarial experience adjustments	25	2	(1)	—
Benefits paid from plan assets	(91)	(36)	(2)	(1)
Benefits paid from employer	(22)	(6)	(7)	(4)
Defined benefit obligation at end of year	$2,927	$2,037	$106	$68

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(1,542)	$(126)	$—	$—
Fair value of plan assets through business combinations	(398)	(1,438)	(4)	—
Interest income	(68)	(29)	—	—
Return on plan assets (excluding interest income)	(241)	112	—	—
Foreign currency exchange differences	(9)	10	(2)	—
Employer contributions	(51)	(118)	(4)	(1)
Participant contributions	(3)	(2)	(3)	(1)
Employer direct settlements	(1)	(1)	—	1
Benefits paid from plan assets	91	41	2	2
Benefits paid from employer	19	1	7	(1)
Administrative expenses paid from plan assets	9	7	—	—
Insurance premiums for risk benefits	—	1	—	—
Fair value of plan assets at year end	$(2,194)	$(1,542)	$(4)	$—
Net liability at end of year	$733	$495	$102	$68

Disclosure of fair value of plan assets
The following table summarizes the fair value of plan assets by category as at December 31, 2019:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$41	$—	$—	$41
Equity instruments	1,185	243	—	1,428
Debt instruments	28	406	149	583
Real Estate	—	8	—	8
Derivatives	—	—	—	—
Investment funds	—	106	—	106
Fixed insurance contracts	14	—	18	32
Total plan assets	$1,268	$763	$167	$2,198
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(1)	Level 2 assets represent the net asset value of the underlying assets held by the investment fund. The assets are valued by the fund administrator.

(2)
Level 3 assets consist of insurance rights and equity and debt instruments pooled in an actively invested collective profit sharing arrangement with other third-party employers. The assets are valued using non-observable inputs by the plan administrator.

Disclosure of defined benefit plans and significant assumptions
The significant actuarial assumptions adopted are as follows:
Defined benefit plan

Discount rate	0.2% to 3.6%
Rate of compensation increase	1.3% to 3.6%
Post-retirement plan

Discount rate	0.2% to 4.7%
Health care cost trend on covered charges:
Immediate trend rate	0.2% to 7.3%
Ultimate trend rate	0.2% to 5.8%

Disclosure of sensitivity analysis for actuarial assumptions
The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2019:

(US$ MILLIONS)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	0.25% to 1%	$(217)	0.25% to 1%	$251
Rate of compensation increase	0.25% to 1%	34	0.25% to 1%	(31)

Post-retirement plan
Discount rate	0.25% to 1%	$(28)	0.25% to 1%	$33
Health care cost trend rates	0.5% to 1%	3	0.5% to 1%	(2)

Disclosure of future planned benefit payments under post-employment benefit plans
The following table summarizes future planned benefit payments under our defined benefit and post-retirement plans as at December 31, 2019:

(US$ MILLIONS)	Defined benefit pension plan	Post-retirement plan	Total
2020	$120	$7	$127
2021	126	7	133
2022	129	7	136
2023	132	7	139
2024	137	7	144
Thereafter	754	70	824
Total	$1,398	$105	$1,503